Explanatory notes to the Consolidated Statements of Cash Flows - Disclosure of reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total Debt at January 1	€ 13,703	€ 11,696
Add: Derivative (assets)/liabilities and collateral at January 1	21	(36)
Add: Securities at January 1	(1,088)	(1,763)
Total Liabilities from financing activities at January 1	31,538	12,636	€ 9,897
Changes in liabilities arising from financing activities [abstract]
FCA-PSA merger	22,415	0
Securities from FCA-PSA merger	(350)	0
Securities from FCA-PSA Merger	129	0
Cash flows	2,650	2,882
Foreign exchange effects	314	(154)
Fair value changes	(139)	(9)
Changes in scope of consolidation	(5,616)	83
Transfer to (Assets)/Liabilities held for sale	0	0
Other changes	(495)	(63)
Less: Derivative (assets)/liabilities and collateral at December 31	(6)	21
Less: Securities at December 31	(2,038)	(1,088)
Total Debt at December 31	33,582	13,703
Increase (decrease) due to corrections of prior period errors [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Add: Securities at January 1	€ (1,094)
Total Liabilities from financing activities at January 1		12,630
Changes in liabilities arising from financing activities [abstract]
Less: Securities at December 31		€ (1,094)